Other Receivables, Deposits and Prepayments (Tables)	12 Months Ended
Dec. 31, 2024
Other Receivables Deposits And Prepayments
Schedule of Other Receivables, Deposits and Prepayments

Other receivables, deposits and prepayments consisted of the following as of December 31, 2024 and December 31, 2023.

	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Other Receivables	$804	$-
Deposits	$10,648	$10,291
Prepayments	$11,420	$11,374
Total other receivables, deposits and prepayments	$22,872	$21,665